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                         Mitchell Hutchins Series Trust
                               51 West 52nd Street
                          New York, New York 10019-6114


                                 April 18, 2001


EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

             Re:  Mitchell Hutchins Series Trust (the "Trust")
                  File Nos. 33-10438 and 811-4919
                  --------------------------------------------

Ladies and Gentlemen:

      Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

      (a) the form of prospectus dated May 1, 2001 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 31 to the Trust's registration statement on Form N-1A, which is the most recent amendment filed with the Commission;

      (b) the text of Post-Effective Amendment No. 31 was filed electronically with the Commission on April 17, 2001.

      If you have any questions regarding the foregoing, please call me at
(212) 713-2712.


                                      Sincerely,

                                      By:      /s/ Dianne E. O'Donnell
                                               -------------------------------
                                               Dianne E. O'Donnell
                                               Secretary